21. Employees benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ (124,971)	R$ 357,046	R$ (783,494)
Gains/(losses) on financial assets	113,869	52,083	192,458
Total gains/(losses)	(11,102)	409,129	(591,036)
Deferred income tax and social contribution - G1 Plan	108	(121,582)	118,770
Valuation adjustments to equity	(10,994)	287,547	(472,266)
Funded plan - G1
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	(114,188)	305,511	(541,783)
Gains/(losses) on financial assets	113,869	52,083	192,458
Total gains/(losses)	(319)	357,594	(349,325)
Deferred income tax and social contribution - G1 Plan	108	(121,582)	118,770
Valuation adjustments to equity	(211)	236,012	(230,555)
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	(10,783)	51,535	(241,711)
Gains/(losses) on financial assets	0	0	0
Total gains/(losses)	(10,783)	51,535	(241,711)
Deferred income tax and social contribution - G1 Plan	0	0	0
Valuation adjustments to equity	R$ (10,783)	R$ 51,535	R$ (241,711)